CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2021
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Summary of Cash, Cash Equivalents and Investments

	December 31,
	2021	2020
Cash and cash equivalents:
Cash	$170.8	$204.4
Money market funds	6.6	14.5
Short term deposits	94.5	36.8

Total Cash and cash equivalents	271.9	255.7

Short-term bank deposits:	492.5	214.5

Marketable securities:
Government and corporate debentures—fixed interest rate	2,262.5	2,626.9
Government-sponsored enterprises debentures	641.4	714.7
Government and corporate debentures—floating interest rate	115.1	187.8

Total Marketable securities	3,019.0	3,529.4

Total Cash and cash equivalents, short-term bank deposits and marketable securities	$3,783.4	$3,999.6

Summary of Contractual Obligation, Fiscal Year Maturity
The following table classifies the Company’s marketable securities by contractual maturities:

	December 31,
	2021		2020
	Fair Value	Amortized Cost	Fair Value	Amortized Cost
Contractual maturity year:
Within one year	$929.3	$925.8	$1,217.5	$1,211.8
After one year through five years	2,089.7	2,094.7	2,311.9	2,266.6

Total	$3,019.0	$3,020.5	$3,529.4	$3,478.4